UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2013 to July 31, 2013

Item 1:                                                        Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (127.2%)
Aerospace & Defense (1.7%)
$1,350	AAR Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/17 @ 103.63)‡	(BB, Ba3)	01/15/22	7.250	$1,441,125
3,247	Ducommun, Inc., Global Company Guaranteed Notes (Callable 07/15/15 @ 104.88)	(B-, B3)	07/15/18	9.750	3,620,405
					5,061,530

Airlines (0.4%)
750	Continental Airlines 2012-3 Class C Pass Thru Certificates	(B+, B1)	04/29/18	6.125	761,250
300	United Continental Holdings, Inc., Company Guaranteed Notes	(B, B2)	06/01/18	6.375	304,500
					1,065,750

Auto Parts & Equipment (7.5%)
1,000	Gestamp Funding Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 05/31/16 @ 102.81)‡	(BB, B1)	05/31/20	5.625	975,000
900	IDQ Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ 108.63)‡	(B, B3)	04/01/17	11.500	1,003,500
600	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)	(BB, Ba2)	03/15/20	8.125	664,500
1,720	Mark IV USA SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ 106.66)‡€	(BB-, Ba3)	12/15/17	8.875	2,455,195
2,525	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ 105.31)	(B-, B3)	03/15/18	10.625	2,764,875
1,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes‡	(B+, Ba3)	02/15/17	7.750	1,121,250
2,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.38)‡	(B+, Ba3)	02/15/19	8.500	2,250,000
500	Schaeffler Holding Finance BV PIK, Rule 144A, Senior Secured Notes (Callable 08/15/14 @ 105.16)‡	(B-, B2)	08/15/18	6.875	512,500
3,250	Stoneridge, Inc., Rule 144A, Secured Notes (Callable 10/15/14 @ 104.75)‡	(BB-, B2)	10/15/17	9.500	3,510,000
3,212	Tomkins, Inc., Global Secured Notes (Callable 10/01/14 @ 104.50)	(BB-, B1)	10/01/18	9.000	3,517,140
3,750	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC+, B3)	02/15/19	8.625	3,862,500
					22,636,460
Building & Construction (0.1%)
600	K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC+, B3)	11/01/21	2.000	411,000

Building Materials (3.3%)
2,550	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/14 @ 107.13)	(B-, Caa2)	04/01/16	9.500	2,409,750
3,750	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	4,064,062
1,950	International Wire Group Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/15 @ 104.25)‡	(B, B3)	10/15/17	8.500	2,032,875
1,000	Xefin Lux SCA, Rule 144A, Senior Secured Notes (Callable 06/01/14 @ 106.00)‡€	(B+, Ba3)	06/01/18	8.000	1,442,736
					9,949,423
Chemicals (6.0%)
1,025	Chemtura Corp., Company Guaranteed Notes (Callable 07/15/16 @ 104.31)	(BB-, B1)	07/15/21	5.750	1,025,000
3,196	GrafTech International Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/15/16 @ 103.19)‡	(BB+, Ba2)	11/15/20	6.375	3,219,970
500	Hexion Nova Scotia Finance ULC, Global Secured Notes (Callable 11/15/15 @ 104.50)§	(CCC+, NR)	11/15/20	9.000	508,750
250	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 102.00)‡€#	(BB-, B1)	02/15/19	7.250	353,540
700	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.28)‡	(BB-, B1)	02/15/19	8.375	770,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$1,500	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 105.63)‡	(BB-, B1)	05/01/20	7.500	$1,620,000
650	INEOS Group Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 05/15/15 @ 103.25)‡	(B-, Caa1)	08/15/18	6.125	635,375
1,000	JM Huber Corp., Rule 144A, Senior Notes (Callable 11/01/15 @ 104.94)‡	(BB, Ba3)	11/01/19	9.875	1,130,000
300	LBC Tank Terminals Holding Netherlands BV, Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 103.44)‡	(B, B3)	05/15/23	6.875	309,750
2,000	Momentive Performance Materials, Inc., Global Secured Notes (Callable 01/15/16 @ 104.50)§	(CC, Caa1)	01/15/21	9.000	1,840,000
2,131	Reichhold Industries, Inc., PIK, Rule 144A, Senior Secured Notes‡	(CCC+, NR)	05/08/17	11.000	1,704,656
2,500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	2,831,250
500	TPC Group, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.38)‡	(B, B3)	12/15/20	8.750	527,500
1,400	US Coatings Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/04/16 @ 105.53)‡§	(B-, Caa1)	05/01/21	7.375	1,456,000
					17,932,666

Consumer Products (3.4%)
2,400	Alphabet Holding Co., Inc., PIK, Global Senior Unsecured Notes (Callable 11/01/13 @ 103.00)	(B-, Caa1)	11/01/17	7.750	2,490,000
3,690	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ 104.50)	(B, B3)	10/01/18	9.000	4,105,125
2,375	Prestige Brands, Inc., Global Senior Secured Notes (Callable 04/01/14 @ 104.13)	(BB-, Ba3)	04/01/18	8.250	2,559,062
950	Wells Enterprises, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 105.06)‡	(B+, B2)	02/01/20	6.750	992,750
					10,146,937

Consumer/Commercial/Lease Financing (1.4%)
1,500	Cabot Financial Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)‡£	(BB, B1)	10/01/19	10.375	2,524,223
1,000	Milestone Aviation Group LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 104.31)‡	(NR, NR)	12/15/17	8.625	1,060,000
650	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ 105.06)‡	(B+, Ba3)	02/15/19	10.125	728,000
					4,312,223

Discount Stores (0.8%)
2,200	99 Cents Only Stores, Global Company Guaranteed Notes (Callable 12/15/14 @ 108.25)	(CCC+, Caa1)	12/15/19	11.000	2,497,000

Diversified Capital Goods (3.0%)
1,000	AM Castle & Co., Global Secured Notes (Callable 12/15/14 @ 106.38)	(B, B3)	12/15/16	12.750	1,162,500
3,460	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	3,641,650
2,348	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)‡	(B+, Ba2)	09/01/22	5.500	2,348,000
6	FCC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/13 @ 105.00)‡^	(CCC+, Caa3)	12/15/15	13.000	5,493
1,561	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(NR, B2)	09/01/20	8.750	1,719,051
					8,876,694

Electric - Generation (0.1%)
2,925	TCEH Finance, Inc., Series A, Global Company Guaranteed Notes (Callable 11/01/13 @ 100.00)	(D, C)	11/01/15	10.250	204,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Electric - Generation
$1,175	TCEH Finance, Inc., Series B, Global Company Guaranteed Notes (Callable 11/01/13 @ 100.00)	(D, C)	11/01/15	10.250	$82,250
					287,000

Electronics (1.0%)
1,200	CPI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.00)	(CCC+, B3)	02/15/18	8.000	1,239,000
309	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ 105.06)‡	(B, B1)	03/15/18	10.125	339,900
1,000	Techem Energy Metering Service GmbH & Co. KG, Rule 144A, Company Guaranteed Notes (Callable 10/01/16 @ 103.94)‡€	(B-, B3)	10/01/20	7.875	1,457,316
					3,036,216

Energy - Exploration & Production (12.0%)
675	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(B-, B3)	04/15/21	6.750	695,250
500	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ 103.88)	(B-, B3)	04/01/19	7.750	517,500
700	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ 104.19)	(B-, B3)	10/15/17	8.375	738,500
950	Energy XXI Gulf Coast, Inc., Global Company Guaranteed Notes (Callable 12/15/14 @ 104.63)	(B+, B3)	12/15/17	9.250	1,059,250
2,600	EP Energy Finance, Inc., Global Senior Unsecured Notes (Callable 05/01/16 @ 104.69)	(B, B2)	05/01/20	9.375	2,964,000
3,550	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B-, Caa1)	02/15/18	8.250	3,763,000
650	Everest Acquisition Finance, Inc., Global Senior Secured Notes (Callable 05/01/15 @ 103.44)	(B+, Ba3)	05/01/19	6.875	698,750
1,000	Halcon Resources Corp., Global Company Guaranteed Notes (Callable 07/15/16 @ 104.88)	(CCC+, Caa1)	07/15/20	9.750	1,042,500
1,000	Halcon Resources Corp., Global Company Guaranteed Notes (Callable 11/15/16 @ 104.44)	(CCC+, Caa1)	05/15/21	8.875	1,015,000
900	Linn Energy Finance Corp., Global Company Guaranteed Notes (Callable 09/15/15 @ 103.88)	(B, B2)	02/01/21	7.750	913,500
1,800	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ 103.13)‡	(B, B2)	11/01/19	6.250	1,701,000
3,750	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/13 @ 100.00)	(BBB, Baa3)	11/15/14	11.875	3,860,677
1,250	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)	(B, B3)	02/01/19	7.250	1,340,625
2,200	PDC Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/17 @ 103.88)‡	(B-, B3)	10/15/22	7.750	2,343,000
2,075	Safway Finance Corp., Rule 144A, Secured Notes (Callable 05/15/15 @ 103.50)‡	(B, B3)	05/15/18	7.000	2,090,563
2,250	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡§	(B, B1)	11/01/18	8.625	2,407,500
3,000	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	2,970,000
800	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ 104.31)	(B-, B3)	02/01/17	8.625	854,000
475	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/14 @ 101.19)	(B+, B3)	06/01/17	7.125	484,500
1,500	Swift Energy Co., Global Company Guaranteed Notes (Callable 03/01/17 @ 103.94)	(B+, B3)	03/01/22	7.875	1,492,500
3,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ 104.25)	(B, B3)	06/15/19	8.500	3,187,500
					36,139,115

Environmental (1.4%)
1,800	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)	(B, Caa3)	08/15/18	10.750	1,962,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Environmental
$2,250	Nuverra Environmental Solutions, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 104.94)	(B, B3)	04/15/18	9.875	$2,323,125
					4,285,125

Food - Wholesale (0.8%)
1,075	Del Monte Corp., Global Company Guaranteed Notes (Callable 02/15/14 @ 103.81)	(CCC+, Caa1)	02/15/19	7.625	1,128,750
1,400	Sun Merger Sub., Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 104.41)‡§	(BB-, B2)	08/01/21	5.875	1,407,000
					2,535,750

Forestry & Paper (0.3%)
300	Lecta SA, Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.66)‡€	(B+, B1)	05/15/19	8.875	383,417
950	Stone & Webster, Inc.*	(NR, NR)	07/02/14	0.000	2,565
1,400	Verso Paper, Inc., Global Secured Notes (Callable 02/01/15 @ 104.38)§	(CCC, Caa2)	02/01/19	8.750	567,000
					952,982

Gaming (4.9%)
1,700	Affinity Gaming Finance Corp., Global Company Guaranteed Notes (Callable 05/15/15 @ 104.50)	(B, B3)	05/15/18	9.000	1,814,750
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes‡ø	(NR, NR)	12/15/14	9.375	255,750
2,217	Chester Downs & Marina LLC, Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 104.63)‡§	(B, B3)	02/01/20	9.250	2,205,915
1,043	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/13 @ 101.21)‡	(B, Caa1)	11/15/19	7.250	1,027,355
1,502	Chukchansi Economic Development Authority, Rule 144A, Secured Notes (Callable 05/30/16 @ 104.88)‡ø	(NR, Ca)	05/30/20	9.750	766,024
1,500	Cirsa Funding Luxembourg SA, Rule 144A, Company Guaranteed Notes (Callable 05/15/14 @ 104.38)‡€	(B+, B3)	05/15/18	8.750	2,041,769
625	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Senior Secured Notes‡ø	(NR, NR)	06/15/15	10.250	1,172
1,000	Greektown Superholdings, Inc., Series A, Global Secured Notes (Callable 01/01/14 @ 103.50)	(NR, NR)	07/01/15	13.000	1,055,000
1,700	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/14 @ 103.50)	(NR, NR)	07/01/15	13.000	1,793,500
366	Majestic Star Casino LLC, PIK, Rule 144A, Secured Notes‡§	(NR, NR)	12/01/16	12.500	351,775
3,300	Seminole Hard Rock International LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/16 @ 104.41)‡	(BB-, B2)	05/15/21	5.875	3,289,687
					14,602,697

Gas Distribution (2.8%)
3,469	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	3,924,306
2,200	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ 103.94)	(B, B1)	12/15/18	7.875	2,343,000
2,000	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB-, B1)	03/01/20	6.500	2,100,000
					8,367,306

Health Facilities (1.8%)
332	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/13 @ 100.00)	(B, Caa1)	11/01/15	9.875	342,790
700	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)	(BB, Ba1)	05/01/21	6.875	750,750
2,225	Symbion, Inc., Global Company Guaranteed Notes (Callable 08/23/13 @ 100.00)	(CCC+, Caa2)	08/23/15	11.000	2,236,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Facilities
$1,950	Symbion, Inc., Global Senior Secured Notes (Callable 06/15/14 @ 104.00)	(B, B2)	06/15/16	8.000	$2,062,125
					5,391,790

Health Services (2.7%)
650	Capsugel FinanceCo SCA, Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 107.41)‡€	(B, B3)	08/01/19	9.875	969,912
1,500	Catalent Pharma Solutions, Inc., Global Company Guaranteed Notes (Callable 10/15/14 @ 103.94)	(B, Caa1)	10/15/18	7.875	1,509,375
675	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)‡	(CCC, Caa2)	08/15/18	11.000	567,000
425	Service Corp. International, Senior Unsecured Notes	(BB-, B1)	11/15/21	8.000	497,781
3,704	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ 106.00)‡	(B, B2)	03/15/18	8.000	4,018,840
500	Universal Hospital Services, Inc., Global Secured Notes (Callable 08/15/15 @ 105.72)	(B+, B3)	08/15/20	7.625	531,250
					8,094,158

Insurance Brokerage (2.3%)
2,300	A-S Merger Sub. LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡	(CCC, Caa2)	12/15/20	7.875	2,357,500
3,170	Hub International Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ 104.06)‡	(CCC+, Caa2)	10/15/18	8.125	3,383,975
700	Towergate Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/14 @ 101.00)‡#£	(NR, B1)	02/15/18	6.009	1,061,447
					6,802,922

Investments & Misc. Financial Services (1.8%)
1,500	Arrow Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/01/16 @ 103.94)‡£	(BB-, B2)	03/01/20	7.875	2,291,585
2,950	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B+, B1)	04/01/20	7.375	2,994,250
					5,285,835

Leisure (2.0%)
1,800	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ 104.56)	(B, B1)	08/01/18	9.125	1,993,500
2,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 104.44)‡	(B-, B2)	04/15/17	8.875	2,100,000
2,000	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.94)‡	(BB-, B3)	01/15/21	5.250	1,960,000
					6,053,500

Media - Broadcast (2.2%)
3,750	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ 104.44)	(B-, B3)	04/15/17	8.875	4,078,125
2,450	Sinclair Television Group, Inc., Global Unsecured Notes (Callable 10/01/17 @ 103.06)	(B, B1)	10/01/22	6.125	2,486,750
					6,564,875

Media - Cable (3.3%)
75	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	83,813
1,150	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/20	8.000	1,305,250
1,925	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ 104.06)	(BB-, B1)	04/30/20	8.125	2,103,062
525	CSC Holdings LLC, Global Senior Unsecured Notes	(BB+, Ba3)	02/15/19	8.625	616,875
1,500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	09/01/19	7.875	1,713,750
1,000	Harron Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 104.56)‡	(B-, Caa1)	04/01/20	9.125	1,110,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable
$850	Lynx II Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/18 @ 103.19)‡	(B, B2)	04/15/23	6.375	$876,563
1,000	Lynx II Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/18 @ 103.50)‡£	(B, B2)	04/15/23	7.000	1,565,700
600	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 103.75)‡	(B+, Ba3)	03/15/19	7.500	651,000
					10,026,013

Media - Diversified (2.6%)
3,750	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(BB-, Ba3)	02/01/20	7.250	3,975,000
1,000	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	1,050,000
2,359	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	2,583,105
326	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/14 @ 100.00)	(B+, B2)	03/15/16	7.750	332,112
					7,940,217

Media - Services (1.2%)
2,450	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	2,565,500
1,000	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 03/15/15 @ 105.72)	(B, B3)	03/15/20	7.625	1,060,000
					3,625,500

Medical Products (1.0%)
2,890	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B, B1)	02/01/19	7.750	3,099,525

Metals & Mining - Excluding Steel (10.9%)
3,100	Boart Longyear Management Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡	(B+, B1)	04/01/21	7.000	2,821,000
3,750	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB, Ba3)	05/01/18	6.875	3,900,000
2,550	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)‡	(BB, Ba3)	12/15/20	6.125	2,460,750
1,625	FMG Resources August 2006 Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ 103.19)‡§	(B+, B1)	02/01/16	6.375	1,651,406
1,000	FMG Resources August 2006 Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ 100.00)‡§	(B+, B1)	11/01/15	7.000	1,027,500
600	FMG Resources August 2006 Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ 104.13)‡§	(B+, B1)	11/01/19	8.250	636,000
2,250	Global Brass & Copper, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/16 @ 104.75)‡	(B, B3)	06/01/19	9.500	2,446,875
3,100	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 06/01/16 @ 104.13)	(BB-, Ba3)	06/01/20	8.250	3,487,500
3,700	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	3,811,000
1,750	Molycorp, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 105.00)	(CCC+, B3)	06/01/20	10.000	1,780,625
3,100	Noranda Aluminum Acquisition Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 105.50)‡	(CCC+, Caa1)	06/01/19	11.000	2,914,000
225	Old AII, Inc., Global Company Guaranteed Notes^ø	(NR, NR)	12/15/14	9.000	23
1,100	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/13 @ 101.67)^ø	(NR, NR)	12/15/16	10.000	110
3,750	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B, B3)	04/15/19	7.750	3,806,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Metals & Mining - Excluding Steel
$3,100	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	$2,170,000
					32,913,039

Oil Field Equipment & Services (6.8%)
3,750	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 106.56)‡	(B+, Caa1)	11/01/20	8.750	3,768,750
1,491	FTS International Bonds, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡	(B+, Ba3)	11/15/18	8.125	1,632,645
1,000	Pacific Drilling SA, Rule 144A, Senior Secured Notes (Callable 06/01/16 @ 104.03)‡	(B+, B1)	06/01/20	5.375	982,500
1,700	Pacific Drilling SA, Senior Unsecured Notes	(NR, NR)	02/23/15	8.250	1,789,250
3,750	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ 104.56)	(B+, B1)	04/01/18	9.125	4,031,250
1,350	Permian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/15 @ 107.88)‡	(B-, B3)	01/15/18	10.500	1,336,500
3,925	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	4,268,437
2,500	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ 103.94)‡	(BB-, B1)	01/15/19	7.875	2,662,500
					20,471,832

Oil Refining & Marketing (2.7%)
4,000	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 11/01/17 @ 103.25)‡	(B+, B2)	11/01/22	6.500	3,860,000
1,250	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.34)‡	(BB-, B1)	11/15/20	7.125	1,259,375
3,025	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	3,115,750
					8,235,125

Packaging (3.8%)
850	Ardagh Glass Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ 101.19)‡€	(CCC+, B3)	06/15/17	7.125	1,142,962
500	Ardagh MP Holdings USA, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/17 @ 102.50)‡€	(B+, Ba3)	11/15/22	5.000	653,966
700	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63)‡€	(CCC+, B3)	10/15/20	9.250	999,207
450	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ 103.69)‡€	(B+, Ba3)	10/15/17	7.375	639,360
500	BOE Merger Corp. PIK, Rule 144A, Senior Unsecured Notes (Callable 06/15/14 @ 104.75)‡	(CCC+, Caa2)	11/01/17	9.500	530,000
3,500	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14 @ 105.00)	(CCC+, Caa1)	06/15/18	10.000	3,867,500
2,475	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 10/15/14 @ 104.50)	(CCC+, Caa2)	04/15/19	9.000	2,586,375
500	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/14 @ 103.56)	(B+, B1)	04/15/19	7.125	536,250
500	Sealed Air Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/16 @ 104.19)‡	(BB-, B1)	09/15/21	8.375	570,000
					11,525,620

Pharmaceuticals (1.3%)
1,000	ConvaTec Healthcare E SA, Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ 105.25)‡	(B, Caa1)	12/15/18	10.500	1,130,000
1,000	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ 103.38)‡	(B, B1)	08/15/21	6.750	1,040,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Pharmaceuticals
$1,500	Warner Chilcott Finance LLC, Global Company Guaranteed Notes (Callable 09/15/14 @ 103.88)	(BB, B3)	09/15/18	7.750	$1,651,875
					3,821,875

Real Estate Development & Management (0.4%)
1,200	Icahn Enterprises LP, Rule 144A, Company Guaranteed Notes‡#	(NR, NR)	08/15/13	4.000	1,200,840

Real Estate Investment Trusts (2.3%)
3,090	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ 105.81)‡	(B, B1)	02/15/18	7.750	3,182,700
3,750	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)	(B, Ba3)	04/15/19	7.250	3,834,375
					7,017,075

Software/Services (7.3%)
4,000	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, Caa1)	05/01/19	8.625	4,260,000
1,000	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/16 @ 108.81)‡§	(CCC+, Caa2)	08/15/21	11.750	960,000
2,150	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 103.69)‡	(B+, B1)	06/15/19	7.375	2,268,250
1,500	First Data Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 105.06)‡	(B+, B1)	11/01/20	6.750	1,573,125
1,100	Infor US, Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.03)	(B-, Caa1)	04/01/19	9.375	1,234,750
1,000	Infor US, Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.50)€	(B-, Caa1)	04/01/19	10.000	1,480,553
2,400	MedAssets, Inc., Global Company Guaranteed Notes (Callable 11/15/14 @ 104.00)	(B-, B3)	11/15/18	8.000	2,586,000
1,842	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/14 @ 100.00)	(CCC+, Caa1)	03/15/16	10.375	1,842,000
600	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ 105.56)	(CCC+, Caa1)	06/01/18	11.125	664,500
1,600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/13 @ 105.53)	(B, Caa1)	11/15/18	7.375	1,704,000
3,250	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	3,526,250
					22,099,428

Specialty Retail (3.1%)
500	Academy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 106.94)‡	(CCC+, B3)	08/01/19	9.250	562,500
2,700	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 05/15/14 @ 105.34)	(B, B3)	05/15/19	7.125	2,875,500
2,050	Claire’s Stores, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 106.75)‡	(B-, B2)	03/15/19	9.000	2,319,063
1,250	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 103.75)‡€	(B, B1)	04/15/18	7.500	1,742,803
1,600	Tempur-Pedic International, Inc., Rule 144A, Global Company Guaranteed Notes (Callable 12/15/16 @ 103.44)‡	(B+, B3)	12/15/20	6.875	1,704,000
					9,203,866

Steel Producers/Products (0.4%)
1,150	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ 106.19)‡	(B-, B3)	03/15/18	8.250	1,150,000

Support-Services (6.6%)
1,000	BC Mountain Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/16 @ 105.25)‡	(B-, B3)	02/01/21	7.000	1,042,500
1,850	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, B1)	06/01/21	7.250	1,988,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Support-Services
$500	Emdeon, Inc., Global Company Guaranteed Notes (Callable 12/31/15 @ 105.50)	(CCC+, Caa1)	12/31/19	11.000	$573,750
1,000	Europcar Groupe SA, Rule 144A, Secured Notes‡€	(B-, Caa1)	05/15/17	11.500	1,513,749
1,475	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ 104.88)‡	(B, B2)	03/15/17	9.750	1,593,000
3,025	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(B+, B3)	09/01/22	7.000	3,251,875
1,350	NES Rentals Holdings, Inc., Rule 144A, Secured Notes (Callable 05/01/15 @ 103.94)‡	(CCC+, Caa2)	05/01/18	7.875	1,387,125
1,800	Sabre, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.38)‡	(B, B1)	05/15/19	8.500	1,959,750
625	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, B1)	02/15/21	6.625	668,750
1,100	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/18 @ 102.56)‡	(B+, B1)	04/01/23	5.125	1,067,000
2,100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/15/16 @ 103.69)	(B+, B3)	05/15/20	7.375	2,325,750
1,570	United Rentals North America, Inc., Global Senior Secured Notes (Callable 07/15/15 @ 102.88)	(BB, Ba3)	07/15/18	5.750	1,687,750
625	United Rentals North America, Inc., Global Senior Unsecured Notes (Callable 02/01/16 @ 104.13)	(B+, B3)	02/01/21	8.250	701,563
					19,761,312

Telecom - Integrated/Services (3.5%)
550	Hellas Telecommunications II S.C.A., Rule 144A, Subordinated Notes‡^ø	(NR, NR)	01/15/15	6.054	—
1,800	Intelsat Jackson Holdings SA, Global Company Guaranteed Notes (Callable 04/01/15 @ 103.63)	(B, B3)	04/01/19	7.250	1,955,250
1,250	Intelsat Jackson Holdings SA, Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B, B3)	04/01/21	7.500	1,367,187
1,500	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 12/15/17 @ 103.31)‡	(CCC+, Caa1)	12/15/22	6.625	1,541,250
700	Intelsat Luxembourg SA, Rule 144A, Company Guaranteed Notes (Callable 06/01/17 @ 103.88)‡	(CCC+, Caa2)	06/01/21	7.750	739,375
2,000	NeuStar, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 102.25)‡	(BB-, Ba3)	01/15/23	4.500	1,880,000
2,624	Zayo Capital, Inc., Global Senior Secured Notes (Callable 07/01/15 @ 104.06)	(B, B1)	01/01/20	8.125	2,899,520
					10,382,582

Telecom - Wireless (0.8%)
1,300	Telesat LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/14 @ 103.00)‡	(B-, B3)	05/15/17	6.000	1,330,875
350	Wind Acquisition Finance SA, Rule 144A, Secured Notes (Callable 07/15/14 @ 102.94)‡	(B, B3)	07/15/17	11.750	371,000
400	Wind Acquisition Finance SA, Rule 144A, Secured Notes (Callable 07/15/14 @ 102.94)‡€	(B, B3)	07/15/17	11.750	564,336
					2,266,211

Telecommunications Equipment (2.3%)
500	Alcatel-Lucent USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/16 @ 104.44)‡	(CCC+, B3)	01/01/20	8.875	500,000
2,450	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ 103.50)‡	(B, B1)	04/01/19	7.000	2,272,375
3,995	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(B+, B1)	12/01/16	9.500	4,224,712
					6,997,087

Textiles & Apparel (0.6%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes‡€ø	(NR, NR)	11/15/25	9.875	981

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Textiles & Apparel
$1,500	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)‡€	(B-, B3)	04/15/19	9.875	$1,882,228
					1,883,209

Theaters & Entertainment (1.9%)
1,800	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/01/14 @ 104.38)	(B-, B2)	06/01/19	8.750	1,957,500
2,075	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(CCC+, Caa1)	12/01/20	9.750	2,375,875
1,165	Regal Cinemas Corp., Global Company Guaranteed Notes (Callable 07/15/14 @ 104.31)	(B-, B2)	07/15/19	8.625	1,269,850
					5,603,225

Tobacco (0.5%)
1,350	Vector Group Ltd., Global Senior Secured Notes (Callable 02/15/16 @ 105.81)	(B+, Ba3)	02/15/21	7.750	1,417,500

Transportation - Excluding Air/Rail (0.2%)
650	Navios Maritime Holdings Finance II U.S., Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.06)	(B+, Caa1)	02/15/19	8.125	621,563
TOTAL CORPORATE BONDS (Cost $378,716,044)					382,551,598

BANK LOANS (12.2%)
Aerospace & Defense (0.5%)
1,500	LM U.S. Member LLC#	(CCC, Caa2)	10/26/20	9.500	1,526,250

Automakers (1.2%)
3,482	Chrysler Group LLC#	(BB, Ba1)	05/24/17	4.250	3,542,668

Chemicals (2.0%)
1,975	Ascend Performance Materials Operations LLC#	(BB-, B1)	04/10/18	6.750	1,989,812
2,000	Oxbow Carbon LLC#	(BB-, B2)	01/18/20	8.000	2,032,500
2,000	Royal Holdings, Inc.#	(CCC+, Caa2)	01/31/19	8.500	2,040,000
					6,062,312

Consumer Products (1.0%)
3,000	Ranpak Corp.#	(B-, Caa1)	04/23/20	8.500	3,067,500

Energy - Exploration & Production (0.7%)
1,750	Delek Benelux BV#€	(NR, NR)	02/08/17	5.256	2,242,407

Environmental (0.2%)
678	EnviroSolutions Real Property Holdings, Inc.#	(CCC-, Caa1)	07/29/14	8.000	679,210

Gaming (0.6%)
2,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	1,810,000

Health Services (0.3%)
1,000	Catalent Pharma Solutions, Inc.#	(B, Caa1)	12/31/17	6.500	1,005,005

Hotels (0.6%)
1,750	Four Seasons Holdings, Inc.#	(B-, Caa1)	12/27/20	6.250	1,785,000

Leisure (0.3%)
868	Deluxe Entertainment Services Group, Inc.#	(CCC+, B2)	07/03/17	8.000	836,155
2	Technicolor SA#	(B, NR)	05/26/17	9.350	2,355
					838,510

Machinery (0.8%)
2,250	CPM Acquisition Corp.#	(B, Caa1)	03/01/18	10.250	2,266,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Media - Diversified (0.6%)
$1,194	Flint Group Holdings Sarl#	(NR, NR)	12/31/16	7.396	$1,050,779
865	Flint Group Holdings Sarl#	(NR, NR)	06/30/18	7.396	828,392
					1,879,171

Printing & Publishing (0.7%)
1,286	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.436	1,276,229
4,189	HIBU PLC#	(D, NR)	07/31/14	3.936	883,190
					2,159,419

Software/Services (2.2%)
2,000	Decision Insight Information Group (U.S.) I, Inc.#	(B, B1)	01/04/17	7.000	1,997,500
1,960	SafeNet, Inc.#	(B, B3)	04/12/15	6.186	1,962,850
40	SafeNet, Inc.#	(B, Caa1)	04/12/15	6.186	39,650
2,500	Wall Street Systems Delaware, Inc.#	(B-, Caa2)	10/25/20	9.250	2,524,600
					6,524,600

Telecom - Integrated/Services (0.5%)
1,500	LTS Buyer LLC#	(CCC+, Caa1)	04/12/21	8.000	1,516,875
TOTAL BANK LOANS (Cost $36,958,574)					36,905,802

ASSET BACKED SECURITIES (1.9%)
Collateralized Debt Obligations (1.9%)
1,500	CIFC Funding Ltd., 2011-1A Rule 144A‡#	(BBB, NR)	01/19/23	3.366	1,426,653
1,000	Shackleton I CLO Ltd., 2012-1A Rule 144A‡#	(BB, NR)	08/14/23	6.475	953,744
2,000	Symphony CLO VII Ltd., 2011-7A, Rule 144A‡#	(BBB, NR)	07/28/21	3.464	1,961,814
1,500	WhiteHorse VI Ltd., 2012-1A Rule 144A‡#	(BB-, NR)	02/03/25	5.523	1,393,184
TOTAL ASSET BACKED SECURITIES (Cost $5,620,994)					5,735,395

Number of Shares

COMMON STOCKS (0.3%)
Building & Construction (0.2%)
22,800	Ashton Woods U.S.A. LLC, Class B^*	326,040
10,581	William Lyon Homes, Class A*	239,236
		565,276

Building Materials (0.0%)
619	Dayton Superior Corp.^*	—

Chemicals (0.0%)
4,893	Huntsman Corp.	88,172

Gaming (0.0%)
55,100	Majestic Holdco LLC	55,100

Media - Broadcast (0.1%)
43,413	Cumulus Media, Inc., Class A§*	185,808

TOTAL COMMON STOCKS (Cost $468,070)		894,356

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp.^* (Cost $250,835)	—

WARRANTS (0.0%)
Building Materials (0.0%)
852	Nortek, Inc., strike price $1.00, expires 12/07/14§*	16,188

Number of Shares		Value

WARRANTS
Printing & Publishing (0.0%)
5,735	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14^*	$—

TOTAL WARRANTS (Cost $852)		16,188

SHORT-TERM INVESTMENTS (4.3%)
10,169,658	State Street Navigator Prime Portfolio, 0.17%§§	10,169,658

Par (000)		Maturity	Rate%
$2,681	State Street Bank and Trust Co. Euro Time Deposit	08/01/13	0.010	2,681,000

TOTAL SHORT-TERM INVESTMENTS (Cost $12,850,658)				12,850,658

TOTAL INVESTMENTS AT VALUE (145.9%) (Cost $434,866,027)				438,953,997

LIABILITIES IN EXCESS OF OTHER ASSETS (-45.9%)				(138,147,956)

NET ASSETS (100.0%)				$300,806,041

INVESTMENT ABBREVIATIONS

NR = Not Rated

PIK = Payment in Kind

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities amounted to a value of $186,198,706 or 61.9% of net assets.

€	This security is denominated in Euro.
§	Security or portion thereof is out on loan.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2013.
£	This security is denominated in British Pound.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
*	Non-income producing security.
ø	Bond is currently in default.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2013.

At July 31, 2013, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
EUR	1,250,000	USD	1,658,000	10/15/13	Morgan Stanley	$1,658,000	$1,660,246	$2,246
USD	23,795,590	EUR	18,200,000	10/15/13	Morgan Stanley	(23,795,590)	(24,173,188)	(377,598)
USD	7,575,130	GBP	5,020,000	10/15/13	Morgan Stanley	(7,575,130)	(7,606,903)	(31,773)

								$(407,125)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost unless it is determined that using this method would not reflect an investment’s fair value. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical investments
•	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$382,545,972	$5,626	$382,551,598
Bank Loans	—	36,905,802	—	36,905,802
Asset Backed Securities	—	5,735,395	—	5,735,395
Common Stocks	513,216	55,100	326,040	894,356
Preferred Stock	—	—	0	0
Warrants	16,188	—	0	16,188
Short-term Investments	10,169,658	2,681,000	—	12,850,658
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(407,125)	—	(407,125)
	$10,699,062	$427,516,144	$331,666	$438,546,872

*    Other financial instruments include forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2013 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Common Stocks	Preferred Stock	Warrants	Total
Balance as of October 31, 2012	$199	$0	$0	$0	$199
Accrued discounts/premiums	1,912	—	—	—	1,912
Purchases	11,635	—	—	—	11,635
Sales	(1,102,049)	—	—	—	(1,102,049)
Realized gain (loss)	(716,649)	—	—	—	(716,649)
Change in unrealized appreciation (depreciation)	879,090	326,040	—	—	1,205,130
Transfers into Level 3	931,488	—	—	—	931,488
Transfers out of Level 3	—	—	—	—	—
Balance as of July 31, 2013	$5,626	$326,040	$0	$0	$331,666

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2013	$210,750	$326,040	$0	$0	$536,790

The Fund adopted Financial Accounting Standards Board amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. At the period ended July 31, 2013, the amount of transfers between Level 2 and Level 3 was $931,488. Investments were transferred from Level 2 to Level 3 because of it went from multiple 3rd party pricing sources to being a 1 broker quoted security.

Federal Income Tax Cost - At July 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$434,866,027
Unrealized appreciation	$16,718,503
Unrealized depreciation	(12,630,533)
Net unrealized appreciation (depreciation)	$4,087,970

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 25, 2013

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	September 25, 2013